LEASE OBLIGATIONS (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2024	Oct. 31, 2023
Leases [Abstract]
SCHEDULE OF BALANCE SHEET RELATED TO LEASES

The following table shows the classification and location of the Company’s leases in the Consolidated Balance Sheets:

Leases	Balance Sheet Location	April 30, 2024	October 31, 2023
Assets
Noncurrent:
Operating	Right-of-use asset – operating lease	$409,900	$476,241
Finance	Property and equipment, net	15,500	33,294
Total Lease Assets		$425,400	$509,535

Liabilities
Current:
Operating	Operating lease liabilities	$124,771	$130,150
Finance	Finance lease liabilities	35,269	61,832
Noncurrent:
Operating	Operating lease liabilities	285,129	346,091
Finance	Finance lease liabilities	10,322	17,123
Total Lease Liabilities		$455,491	$555,196

The following table shows the classification and location of the Company’s leases in the Consolidated Balance Sheets:

Leases	Balance Sheet Location	October 31, 2023	October 31, 2022
Assets
Noncurrent:
Operating	Right-of-use asset – operating lease	$476,241	$277,381
Finance	Property and equipment, net	33,294	74,324
Total Lease Assets		$509,535	$351,705

Liabilities
Current:
Operating	Operating lease liabilities	$130,150	$50,055
Finance	Finance lease liabilities	61,832	62,979
Noncurrent:
Operating	Operating lease liabilities	346,091	227,326
Finance	Finance lease liabilities	17,123	78,955
Total Lease Liabilities		$555,196	$419,315

SCHEDULE OF OPERATIONS RELATED TO LEASES

The following table shows the classification and location and the Company’s lease costs in the Consolidated Statements of Operations:

	Statements of Operations	Six Months Ended April 30,
	Location	2024	2023
Operating lease expense	General and administrative expense	$109,051	$102,517
Finance lease expense:
Interest on lease liability	Interest expense	3,996	5,800
Total Lease expense		$113,047	$108,317

The following table shows the classification and location and the Company’s lease costs in the Consolidated Statements of Operations:

	Statements of Operations	Years Ended October 31,
	Location	2023	2022
Operating lease expense	General and administrative expense	$203,274	$145,710
Finance lease expense:
Interest on lease liability	Interest expense	9,795	13,530
Total Lease expense		$213,069	$159,240

SCHEDULE OF MINIMUM CONTRACTUAL OBLIGATIONS OF LEASES

Minimum remaining contractual obligations for the Company’s leases (undiscounted) as of April 30, 2024,were as follows:

	Operating	Finance
Fiscal year 2024	$81,018	$35,270
Fiscal year 2025	163,902	12,803
Fiscal year 2026	166,760	5,150
Fiscal year 2027	84,609	-
Fiscal year 2028	67,734	-
Thereafter	112,890	-
Total Lease Payments	$676,909	$53,223
Less Imputed interest	(267,009)	(7,632)
Total lease liability	$409,900	$45,591

Minimum contractual obligations for the Company’s leases (undiscounted) as of October 31, 2023 were as follows:

	Operating	Finance
Fiscal year 2024	$161,044	$65,387
Fiscal year 2025	163,902	12,803
Fiscal year 2026	166,760	5,150
Fiscal year 2027	84,609	-
Fiscal year 2028	67,734	-
Thereafter	112,890	-
Total Lease Payments	$756,939	$83,340
Less Imputed interest	(280,698)	(4,385)
Total lease liability	$476,241	$78,955

SCHEDULE OF OTHER INFORMATION RELATED TO LEASES

The following table shows the weighted average remaining lease term and the weighted average discount rate for the Company’s leases as of the dates indicated:

	April 30, 2024		October 31, 2023
	Operating Leases	Finance Leases	Operating Leases	Finance Leases
Weighted-average remaining lease term (in years)	4.3	1.12	4.9	1.41
Weighted-average discount rate (1)	10.00%	7.29%	10.00%	7.49%

(1)	The discount rate used for the operating lease is based on the Company’s incremental borrowing rate at lease commencement and may be adjusted if modification to lease terms or lease reassessments occur. The discount rate used for finance leases is based on the rates implicit in the leases.

The following table shows the weighted average remaining lease term and the weighted average discount rate for the Company’s leases as of the dates indicated:

	October 31, 2023		October 31, 2022
	Operating Leases	Finance Leases	Operating Leases	Finance Leases
Weighted-average remaining lease term (in years)	4.9	1.41	7.6	2.3
Weighted-average discount rate (1)	10.00%	7.49%	10.00%	7.61%

(1)	The discount rate used for the operating lease is based on the Company’s incremental borrowing rate at lease commencement and may be adjusted if modification to lease terms or lease reassessments occur. The discount rate used for finance leases is based on the rates implicit in the leases.

SCHEDULE OF CASH FLOW INFORMATION RELATED TO LEASES

The following table includes other quantitative information for the Company’s leases for the periods indicated:

	Six Months Ended April 30,
	2024	2023
Cash paid for amounts included in measurement of lease liabilities
Cash payments for operating leases	$108,248	$51,258
Cash payments for finance leases	$33,364	$30,881

The following table includes other quantitative information for the Company’s leases for the periods indicated:

	Years Ended October 31,
	2023	2022
Cash paid for amounts included in measurement of lease liabilities
Cash payments for operating leases	$133,598	$145,710
Cash payments for finance leases	$71,566	$75,678